Royalty Generation Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Royalty Investment Costs [Abstract]
Disclosure Of Detailed Information About Project And Royalty Generation Costs Explanatory	During the year ended December 31, 2025, the Company incurred the following project and royalty generation costs:

	For the year ended December 31,
	2025	2024

Administrative costs	$128	$-
Drilling, technical, and support costs	97	-
Personnel	526	-
Property costs	223	-
Professional fees	177	-
Total Expenditures	1,151	-
Recoveries from partners	(93)	-
Net Expenditures	$1,058	$-